Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of balances and transactions with related parties

The table below summarizes the balances and transactions with related parties:

	2021	2020
Assets
Trade receivables
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	3,546	3,209
OISA Tecnologia e Serviços Ltda. (g)	62	—
	3,608	3,209
Other assets
Arco Instituto de Educação (b)	1,373	—
	1,373	—
Loans to related parties
Minority shareholders - Geekie (c)	4,571	4,361
OISA Tecnologia e Serviços Ltda. (d)	—	5,018
Minority shareholders - EI (e)	6,750	11,099
Former shareholders - Eduqo (f)	4	—
Former shareholders - Edupass (f)	65	—
	11,390	20,478
Current	4,571	9,970
Non-current	6,819	10,508

Advances from customers
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	9	150
	9	150

Other liabilities
OISA Tecnologia e Serviços Ltda. (g)	258	469
	258	469

	2021	2020	2019
Net revenue
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	8,831	7,230	8,805
OISA Tecnologia e Serviços Ltda. (g)	226	4	—
	9,057	7,234	8,805

Expenses
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.	—	(1)	(8)

Finance income
WPensar S.A.	—	30	72
Minority shareholders - Geekie(c)	210	453	813
OISA Tecnologia e Serviços Ltda. (d)	19	18	—
Minority shareholders - EI (e)	336	18	—
	565	519	885
(a)	Companhia Brasileira de Educação e Sistemas de Ensino and International School sell educational content to Livraria ASC Ltda. and Educadora ASC Ltda., entities under common control of the Company’s controlling shareholders. The transactions are priced based on contract price at the sales date. Sales price for these transactions are conducted at arm’s length, at similar observable market prices.
(b)	Arco is a founding member of Instituto Arco de Educação (“Arco Instituto”), a non-profit association whose purpose is to support and encourage education through the generation of knowledge. The Company has amounts receivable from Arco Instituto arising from the reimbursement of expenses paid by Arco. The amounts are not subject to financial charges and the payment term is under negotiation between the parties.
(c)	On January 17, 2019, the Company loaned R$ 4,000 to the current minority shareholders of Geekie, through a loan agreement with payment due in June 2022, interest of 110% of the CDI, and with their entire interest in Geekie’s shares as collateral to the transaction. During the year ended December 31, 2021, the Company recognized R$210 of interest income. The transaction was intended to support Geekie’s working capital needs.
(d)	On October 23, 2020, the Company loaned R$5,000 to OISA Tecnologia e Serviços Ltda. (“ISAAC”), an affiliate of the Company, at that date, and which a member of its key management personnel was a Director of the Company until October 9, 2020. The entity is developing a project to assist schools in financial and administrative management. The amount was paid in February 2021 and the Company recognized R$19 of interest income.
(e)	Amount due from minority shareholders of Escola da Inteligência, with an interest rate of 100% CDI and maturing in May 2023. During the year, the Company recognized R$336 of interest income.
(f)	Amount due from former shareholders of Eduqo and Edupass, which the payment is under negotiation between the parties. The amounts are not subject to financial charges.
(g)	WPensar provides financial intermediation services to OISA. Amounts collected by WPensar are transferred to OISA net of the value of the service provided. As of December 31, 2021, the amount to be transferred to OISA is R$ 258, the amount of receivables from services is R$62 and during the year the recognized revenue from financial intermediation was R$226.

Schedule of key management personnel compensation

Key management personnel compensation comprised the following:

	2021	2020	2019
Short-term employee benefits	60,845	39,628	13,732
Restricted stock units	51,231	48,852	66,429
	112,076	88,480	80,161